Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net [Abstract]
Amortization expenses	$ 3,147	$ 1,480	$ 1,480